Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash	$ 25,820	$ 39,578
Cash equivalents	135,485	153,384
Cash and cash equivalents	$ 161,305	$ 192,962	$ 74,625	$ 18,069